Income Taxes - Summarizes major jurisdictions subject to examination (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2018
Japan [Member]
Income Tax Contingency [Line Items]
Earliest year for transfer pricing taxation under examination	2012